Dividends - Additional Information (Detail) - USD ($)	Mar. 21, 2024	Dec. 31, 2025	Dec. 31, 2024	Oct. 12, 2023	Aug. 22, 2023	Apr. 07, 2023	Mar. 13, 2023	Dec. 31, 2021
Disclosure of Dividends [Line Items]
Cash dividend, declared					$ 0.078		$ 0.1
Outstanding shares				1,146,282,721		1,146,108,643		1,203,505,757
Adjusted conversion prices of notes, per share		$ 2.32	$ 2.32
Number of share issued								1,203,505,757
Dividends paid, ordinary shares per share	$ 1.21
New Lufax Shares [Member]
Disclosure of Dividends [Line Items]
Number of share issued	586,176,887
New Lufax Shares [Member] | An Ke Technology [Member]
Disclosure of Dividends [Line Items]
Number of share issued	305,989,352
New Lufax Shares [Member] | Ping An Overseas Holdings [Member]
Disclosure of Dividends [Line Items]
Number of share issued	203,890,905
American Depositary Shares [Member]
Disclosure of Dividends [Line Items]
Dividends paid, ordinary shares per share	$ 2.42